UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22533

                         Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                               Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-368-5510

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

July 31, 2014

(Unaudited)

Shares	Description	Value (Note 1)
COMMON STOCKS & MLP INTERESTS—126.4%
	¢ ELECTRIC, GAS AND WATER—44.8%
330,000	DTE Energy Co.	$24,360,600
19,500,000	Duet Group (Australia)	43,672,403
410,000	Duke Energy Corp.	29,573,300
500,000	Integrys Energy Group, Inc.	32,780,000
4,537,000	National Grid plc (United Kingdom)	65,529,934
1,208,000	PPL Corp.	39,851,920
1,362,000	Scottish & Southern Energy plc (United Kingdom)	33,503,301
925,000	Southern Co.	40,043,250
1,402,000	TransAlta Corp. (Canada)	16,098,537
4,116,500	United Utilities Group plc (United Kingdom)	61,854,181
830,000	Westar Energy, Inc.	29,913,200

		417,180,626

	¢ OIL & GAS STORAGE AND TRANSPORTATION—44.1%
520,300	Access Midstream Partners LP	31,332,466
4,287,455	APA Group (Australia)	29,762,926
310,700	Buckeye Partners LP	24,946,103
247,184	DCP Midstream Partners LP	13,464,113
688,861	Enbridge Energy Partners LP	23,731,261
536,346	Energy Transfer Partners LP	29,895,926
401,400	Enterprise Products Partners LP	29,944,440
280,500	Genesis Energy LP	14,723,445
283,803	Kinder Morgan Energy Partners LP	22,993,719
800,000	Kinder Morgan, Inc.	28,784,000
350,000	Knot Offshore Partners LP (Marshall Islands)	9,348,500
326,500	MarkWest Energy Partners LP	22,789,700
502,465	Targa Resources Partners LP	33,604,859
353,834	TC Pipelines LP	18,615,207
387,020	Teekay LNG Partners LP (Marshall Islands)	16,579,937
384,919	Teekay Offshore Partners LP (Marshall Islands)	13,075,698
600,000	TransCanada Corp. (Canada)	30,100,426
339,600	Williams Partners LP	17,197,344

		410,890,070

	¢ TELECOMMUNICATIONS—37.5%
268,000	AT&T, Inc.	9,538,120
3,480,000	Frontier Communications Corp.	22,794,000
19,322,000	Singapore Telecommunications Ltd. (Singapore)	63,038,509
71,000	Swisscom AG (Switzerland)	39,455,296
6,171,000	TDC A/S (Denmark)	62,450,316
11,815,000	Telecom Corporation of New Zealand Ltd. (New Zealand)	28,504,706
12,055,000	Telstra Corp., Ltd. (Australia)	61,502,816
612,000	Verizon Communications, Inc.	30,857,040
2,709,200	Windstream Holdings, Inc.	31,047,432

		349,188,235

	Total Common Stocks & MLP Interests (Cost $897,680,096)	1,177,258,931

SHORT-TERM INVESTMENTS—0.4%
	¢ MONEY MARKET MUTUAL FUNDS—0.4%
3,886,869	Fidelity Institutional Money Market Portfolio I (Seven-day effective yield 0.090%)	3,886,869

	Total Short-Term Investments (Cost $3,886,869)	3,886,869

TOTAL INVESTMENTS(a)—126.8%
(Cost $901,566,965)		$1,181,145,800

The accompanying notes are an integral part of this financial statement.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2014

(Unaudited)

Description	Value (Note 1)
Borrowings—(27.9)%	(260,000,000)
Other assets less liabilities—1.1%	10,480,878

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$931,626,678

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

(a)	All or a portion of the total investments have been pledged as collateral for borrowings.

The accompanying notes are an integral part of this financial statement.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2014

(Unaudited)

SECTOR WEIGHTINGS *

Electric, Gas and Water	35%
Oil & Gas Storage and Transportation	35
Telecommunications	30
Total	100%

COUNTRY WEIGHTINGS *

United States	51%
United Kingdom	14
Australia	12
Denmark	5
Singapore	5
Canada	4
Switzerland	3
Other	6
Total	100%

CURRENCY EXPOSURE *

United States Dollar	55%
British Pound	14
Australian Dollar	12
Singapore Dollar	5
Danish Krone	5
Canadian Dollar	4
Swiss Franc	3
New Zealand Dollar	2
100%

*	Percentages are based on total investments rather than net assets applicable to common stock.

The accompanying notes are an integral part of this financial statement.

3

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2014

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2014:

Level 1
Common stocks & MLP interests	$1,177,258,931
Money market mutual fund	3,886,869

Total	$1,181,145,800

There were no Level 2 or Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2014.

Note 2. Federal Income Tax Information

At October 31, 2013, the Fund’s most recent fiscal tax year-end, the federal tax cost and aggregate gross unrealized appreciation (depreciation) were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$920,505,570	$191,701,303	($27,702,846)	$163,998,457
Written options	(359,366)	—	(129,546)	(129,546)

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to investments in Passive Foreign Investment Companies and MLP earnings and basis adjustments.

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date    September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date    September 19, 2014

By (Signature and Title)* /s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial Officer)

Date    September 19, 2014